Geographic Segment Information Regarding Long-Lived Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 1,427	$ 1,480
United States
Segment Reporting Information [Line Items]
Long-Lived Assets	582	597
Netherlands
Segment Reporting Information [Line Items]
Long-Lived Assets	230	237
Germany
Segment Reporting Information [Line Items]
Long-Lived Assets	123	131
Other International
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 492	$ 515